Unaudited Condensed Consolidated Interim Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	£ (11,770)	£ (17,021)
Adjustments to cash flows from non-cash items
Depreciation and amortization	990	832
Depreciation on right of use assets	327	189
Finance (income)/costs	(24,193)	(22,434)
Share based payment transactions	7,056	7,294
Before working capital adjustments	(27,590)	(31,140)
Increase in trade and other receivables	(863)	(1,499)
Decrease in trade and other payables	(4,603)	(30,442)
Net cash (outflow) from operating activities	(33,056)	(63,081)
Cash flows from investing activities
Decrease in financial assets at amortized cost	59,886
Acquisitions of property plant and equipment	(1,304)	(167)
Acquisition of intangible assets	(73)	(393)
Interest income on deposits	2,337
Net cash inflow/(outflow) from investing activities	60,846	(560)
Cash flows from financing activities
Proceeds from issue of shares	180
Payments to lease creditors	(349)	(235)
Net cash (outflow) from financing activities	(169)	(235)
Net increase/(decrease) in cash at bank	27,621	(63,876)
Cash at bank, beginning of the period	62,927	212,660
Effect of foreign exchange rate changes	(855)	8,768
Cash at bank, end of the period	£ 89,693	£ 157,552